Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Concentration credit risks, percentage	10.20%	13.50%